SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Operating cash flows included in the measurement of lease liabilities	$ (495)	$ (456)	$ (1,930)	$ (1,847)
Non-cash lease activity related to right-of-use assets obtained in exchange for new operating lease liabilities	69	113	$ 178	$ 144
Other non-cash changes to ROU assets due to reassessment of the lease term	$ 2,231